SHARE-BASED COMPENSATION (Details 2) (2007 Plan, USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Awards Outstanding
Number outstanding (in shares)	10,529,160
Average Remaining Contractual Life	6 years 8 months 26 days
Aggregate Intrinsic Value	$ 380.3
Awards Exercisable
Number exercisable (in shares)	5,811,191
Average Remaining Contractual Life	5 years 1 month 13 days
Aggregate Intrinsic Value	224.0
Option
Awards Outstanding
Number outstanding (in shares)	6,019,392	10,133,771
Average Remaining Contractual Life	5 years 7 days
Aggregate Intrinsic Value	228.9
Awards Exercisable
Number exercisable (in shares)	5,206,642
Average Remaining Contractual Life	4 years 8 months 23 days
Aggregate Intrinsic Value	201.6
SARs
Awards Outstanding
Number outstanding (in shares)	1,612,665
Average Remaining Contractual Life	9 years 1 month 6 days
Aggregate Intrinsic Value	26.4
Number outstanding (in shares)	1,612,664	901,265
Awards Exercisable
Number exercisable (in shares)	177,708
Average Remaining Contractual Life	8 years 6 months 7 days
Aggregate Intrinsic Value	4.0
RSUs
Awards Outstanding
Average Remaining Contractual Life	9 years 4 days
Aggregate Intrinsic Value	125.0
Number outstanding (in shares)	2,897,102	1,871,703
Awards Exercisable
Number exercisable (in shares)	426,841
Average Remaining Contractual Life	8 years 6 months
Aggregate Intrinsic Value	18.4
$0.83
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 0.83
$0.83 | Option
Awards Outstanding
Number outstanding (in shares)	455,000
Average Remaining Contractual Life	1 year 6 months
Aggregate Intrinsic Value	19.3
Awards Exercisable
Number exercisable (in shares)	455,000
Average Remaining Contractual Life	1 year 6 months
Aggregate Intrinsic Value	19.3
$2.16
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 2.16
$2.16 | Option
Awards Outstanding
Number outstanding (in shares)	833,268
Average Remaining Contractual Life	2 years 6 months 7 days
Aggregate Intrinsic Value	34.2
Awards Exercisable
Number exercisable (in shares)	833,268
Average Remaining Contractual Life	2 years 6 months 7 days
Aggregate Intrinsic Value	34.2
$2.74
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 2.74
$2.74 | Option
Awards Outstanding
Number outstanding (in shares)	705,300
Average Remaining Contractual Life	3 years 4 months 20 days
Aggregate Intrinsic Value	28.5
Awards Exercisable
Number exercisable (in shares)	705,300
Average Remaining Contractual Life	3 years 4 months 20 days
Aggregate Intrinsic Value	28.5
$3.40
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 3.40
$3.40 | Option
Awards Outstanding
Number outstanding (in shares)	424,350
Average Remaining Contractual Life	4 years 1 month 2 days
Aggregate Intrinsic Value	16.9
Awards Exercisable
Number exercisable (in shares)	424,350
Average Remaining Contractual Life	4 years 1 month 2 days
Aggregate Intrinsic Value	16.9
$3.43
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 3.43
$3.43 | Option
Awards Outstanding
Number outstanding (in shares)	254,595
Average Remaining Contractual Life	5 years 4 months 17 days
Aggregate Intrinsic Value	10.1
Awards Exercisable
Number exercisable (in shares)	254,595
Average Remaining Contractual Life	5 years 4 months 17 days
Aggregate Intrinsic Value	10.1
$3.51
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 3.51
$3.51 | Option
Awards Outstanding
Number outstanding (in shares)	831,088
Average Remaining Contractual Life	5 years 10 months 10 days
Aggregate Intrinsic Value	32.9
Awards Exercisable
Number exercisable (in shares)	831,088
Average Remaining Contractual Life	5 years 10 months 10 days
Aggregate Intrinsic Value	32.9
$4.16
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 4.16
$4.16 | Option
Awards Outstanding
Number outstanding (in shares)	826,344
Average Remaining Contractual Life	6 years 5 months 5 days
Aggregate Intrinsic Value	32.2
Awards Exercisable
Number exercisable (in shares)	626,094
Average Remaining Contractual Life	6 years 5 months 1 day
Aggregate Intrinsic Value	24.4
$8.77
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 8.77
$8.77 | Option
Awards Outstanding
Number outstanding (in shares)	1,493,447
Average Remaining Contractual Life	6 years 10 months 6 days
Aggregate Intrinsic Value	51.3
Awards Exercisable
Number exercisable (in shares)	971,947
Average Remaining Contractual Life	6 years 10 months 6 days
Aggregate Intrinsic Value	33.4
$25.00
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 25.00
$25.00 | Option
Awards Outstanding
Number outstanding (in shares)	168,000
Average Remaining Contractual Life	7 years 4 months 24 days
Aggregate Intrinsic Value	3.1
Awards Exercisable
Number exercisable (in shares)	105,000
Average Remaining Contractual Life	7 years 4 months 24 days
Aggregate Intrinsic Value	1.9
$27.74
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 27.74
$27.74 | Option
Awards Outstanding
Number outstanding (in shares)	28,000
Average Remaining Contractual Life	9 years 4 months 20 days
Aggregate Intrinsic Value	0.4
$16.95
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 16.95
$16.95 | SARs
Awards Outstanding
Number outstanding (in shares)	9,375
Average Remaining Contractual Life	7 years 11 months 19 days
Aggregate Intrinsic Value	0.2
Awards Exercisable
Number exercisable (in shares)	4,688
Average Remaining Contractual Life	7 years 11 months 19 days
Aggregate Intrinsic Value	0.1
$19.00
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 19.00
$19.00 | SARs
Awards Outstanding
Number outstanding (in shares)	317,750
Average Remaining Contractual Life	8 years 6 months 25 days
Aggregate Intrinsic Value	7.7
Awards Exercisable
Number exercisable (in shares)	50,875
Average Remaining Contractual Life	8 years 6 months 25 days
Aggregate Intrinsic Value	1.2
$20.99
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 20.99
$20.99 | SARs
Awards Outstanding
Number outstanding (in shares)	85,540
Average Remaining Contractual Life	7 years 11 months 1 day
Aggregate Intrinsic Value	1.9
Awards Exercisable
Number exercisable (in shares)	38,395
Average Remaining Contractual Life	7 years 11 months 1 day
Aggregate Intrinsic Value	0.9
$21.05
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 21.05
$21.05 | SARs
Awards Outstanding
Number outstanding (in shares)	375,000
Average Remaining Contractual Life	8 years 10 months 17 days
Aggregate Intrinsic Value	8.3
Awards Exercisable
Number exercisable (in shares)	75,000
Average Remaining Contractual Life	8 years 10 months 17 days
Aggregate Intrinsic Value	1.6
$23.19
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 23.19
$23.19 | SARs
Awards Outstanding
Number outstanding (in shares)	20,000
Average Remaining Contractual Life	8 years 2 months 5 days
Aggregate Intrinsic Value	0.4
Awards Exercisable
Number exercisable (in shares)	8,750
Average Remaining Contractual Life	8 years 2 months 5 days
Aggregate Intrinsic Value	0.2
$23.29
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 23.29
$23.29 | SARs
Awards Outstanding
Number outstanding (in shares)	50,000
Average Remaining Contractual Life	8 years 10 months 17 days
Aggregate Intrinsic Value	1.0
$32.85
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 32.85
$32.85 | SARs
Awards Outstanding
Number outstanding (in shares)	620,000
Average Remaining Contractual Life	9 years 6 months 25 days
Aggregate Intrinsic Value	6.4
$38.99
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 38.99
$38.99 | SARs
Awards Outstanding
Number outstanding (in shares)	135,000
Average Remaining Contractual Life	9 years 10 months 17 days
Aggregate Intrinsic Value	$ 0.5